Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Stockholders' Equity

Note 6 – Stockholders’ Equity

On September 30, 2019, our Pledge Agreement with PoC Capital was amended to reduce the committed funds under this Agreement from $1.8 million to $900,000, which was paid in full as of December 31, 2019. As part of the Pledge Agreement amendment, PoC Capital forfeited the pledged collateral (56,640 shares of our common stock and warrants to purchase 56,640 shares of our common stock) in the amended agreement. The forfeited shares and warrants have been returned to us.

We have not had any sales of our preferred stock since we were incorporated on March 29, 2011 and there were no issued or outstanding shares of preferred stock at March 31, 2020 or December 31, 2019.

Note 8 – Stockholders’ Equity

In August 2019, we amended our articles of incorporation, reducing the authorized number of shares of our preferred stock from 10,000,000 to 1,000,000 and our common stock from 350,000,000 to 100,000,000.

We have not had any sales of our preferred stock since we were incorporated on March 29, 2011 and there were no issued or outstanding shares of preferred stock at December 31, 2019 or 2018.

2019 Private Placement Transactions

During 2019 we amended our Pledge Agreement with PoC Capital to reduce the committed funds from $1.8 million to $900,000, which has been paid in full as of December 31, 2019. As part of the original Pledge Agreement, we issued 113,280 shares of common stock and 113,280 warrants to purchase shares of common stock to PoC Capital but held 56,640 shares and 56,640 warrants as collateral until certain payment milestones were met. PoC Capital forfeited the pledged collateral in the amended agreement (see below). The forfeited shares and warrants have been returned to us.

2018 Private Placement Transactions

Between May 15, 2018 and June 29, 2018, we sold an aggregate of 200,369 units in a private placement transaction at a purchase price equal to $15.89 per unit for gross proceeds of approximately $3.2 million. Each unit consisted of one share of our common stock and a warrant to purchase one share of our common stock for $19.07, subject to adjustment thereunder for a period of three years. We paid $167,526 to our placement agent and issued placement agent warrants to purchase up to 12,021 shares of common stock, with a three-year term, at an exercise price equal to $19.07. We also incurred costs totaling $141,304 related to this transaction and our contractual obligation to file a resale registration statement related to the PIPE transaction with the SEC. The issuance costs were charged against additional paid in capital.

On May 25, 2018, we entered into an Agreement with PoC Capital, LLC (“PoC”), where PoC agreed to finance $1,800,000 in study costs associated with certain clinical studies, including our Phase 2A study to evaluate the safety, tolerability, efficacy and pharmacodynamics of PCS499 in patients with Necrosis Lipoidica in exchange for 113,280 shares of our common stock and a warrant for the purchase of 113,280 shares of common stock with an exercise price of $19.07, expiring on July 29, 2021. We paid $108,000 to our placement agent and issued our placement agent warrants to purchase 6,797 shares of common stock, with a three-year term, at an exercise price equal to $19.07. We also incurred costs totaling $60,457 related to this transaction and our contractual obligation to file a resale registration statement related to this transaction with the SEC. The issuance costs were charged against additional paid in capital.

As part of this transaction, we also entered into a Pledge Agreement with PoC, under which we received a security interest for 56,640 common stock units, or half the shares and warrants we issued to PoC, to hold as collateral. The Pledge Agreement with PoC Capital was amended on September 30, 2019 to reduce the committed funds from $1.8 million to $900,000, which has been paid in full as of December 31, 2019. As part of the Pledge Agreement amendment, PoC Capital forfeited the pledged collateral in the amended agreement. The forfeited shares and warrants have been returned to us.

We initially recorded the full amount of the commitment, $1.8 million, as a subscription receivable and reduced the subscription receivable in the period PoC made payments to our CRO or to us. We evaluated the warrants issued in the 2018 Private Placement Transactions and determined they should be classified as equity.

The common stock, but not the warrants, issued for the 2018 Private Placement Transactions and the conversion of the 2017 Senior Notes have, subject to certain customary exceptions, full ratchet anti-dilution protection. Until we have issued equity securities or securities convertible into equity securities for a total of an additional $20 million in cash or assets, including the proceeds from the exercise of the warrants issued above, in the event we issue additional equity securities or securities convertible into equity securities at a purchase price less than $15.89 per share of common stock, the above purchase prices shall be adjusted and new shares of common stock issued as if the purchase price was such lower amount (or, if such additional securities are issued without consideration, to a price equal to $0.01 per share).

We have determined the sale of 2019 Senior Notes, which are convertible into common stock at a conversion rate of $14.28 triggered the full ratchet anti-dilution provision of the common stock we sold in 2018 Private Placement Transactions described above. As a result, those shareholders were entitled to 28,971 shares of common stock in the fourth quarter of 2019. We will issue 28,971 shares of common stock to those shareholders in 2020. We determined the value of these shares to be $506,993 based on a price per share of $17.50, which represents the closing price per share on October 18, 2019, the last day investors had to rescind their investment. We recorded the triggering of the full ratchet anti-dilution provision as a deemed dividend payable at December 31, 2019 in our statement of changes in stockholders’ equity at par value due to the fact that we have a retained deficit and are receiving no additional consideration for these shares.